Related Parties - Summary of Balances and Transactions With Related Parties (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Current assets	$ 5,875.8	$ 6,115.7
Current liabilities	2,828.8	2,428.7
Non-current assets	4,279.2	4,400.3
Non-current liabilities	4,551.2	5,179.8
Financial results	(43.5)	(728.3)	$ (316.5)
Operating results	201.3	(323.4)	(77.0)
Related parties [member]
Disclosure of transactions between related parties [line items]
Current assets	468.5	426.1
Current liabilities	176.0	229.5
Non-current assets	20.9	20.1
Non-current liabilities	334.5	385.7
Financial results	(8.7)	(3.8)	(5.7)
Operating results	(52.7)	(47.7)	(51.7)
Related parties [member] | Banco do Brasil S.A. [member]
Disclosure of transactions between related parties [line items]
Current assets	50.6	45.2
Current liabilities		0.4
Non-current liabilities		50.3
Financial results	(1.8)	(1.3)	1.1
Related parties [member] | Banco Nacional De Desenvolvimento Econmico e Social BNDES [member]
Disclosure of transactions between related parties [line items]
Current liabilities	1.4	1.2
Non-current liabilities	300.5	300.6
Financial results	(6.2)	(2.4)	(5.1)
Related parties [member] | Brazilian Air Force [member]
Disclosure of transactions between related parties [line items]
Current assets	410.3	372.3
Current liabilities	153.2	190.2
Operating results	(42.0)	(34.0)	(35.9)
Related parties [member] | Brazilian Army [member]
Disclosure of transactions between related parties [line items]
Current assets	2.4	1.7
Current liabilities	1.6	9.0
Operating results	3.3	1.5	6.8
Related parties [member] | Embraer Prev Sociedade De Previdncia Complementar [member]
Disclosure of transactions between related parties [line items]
Current liabilities	4.2	4.5
Operating results	(12.0)	(12.0)	(19.7)
Related parties [member] | Ez Air Interior Limited [member]
Disclosure of transactions between related parties [line items]
Current assets	4.8	5.1
Current liabilities	4.8	5.1
Non-current assets	20.9	20.1
Non-current liabilities	20.9	20.1
Related parties [member] | Financiadora De EstudoE Projetos FINEP [member]
Disclosure of transactions between related parties [line items]
Current liabilities	8.2	8.8
Non-current liabilities	5.9	14.7
Financial results	(0.7)	(0.1)	(1.7)
Related parties [member] | F I P Aeroespacial [Member]
Disclosure of transactions between related parties [line items]
Non-current liabilities	7.2
Related parties [member] | Marinha Do Brasil [member]
Disclosure of transactions between related parties [line items]
Current assets	0.4	1.8
Current liabilities	2.6	10.3
Operating results	$ (2.0)	$ (3.2)	$ (2.9)